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                       SUPPLEMENT DATED FEBRUARY 4, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                      AS AMENDED AND SUPPLEMENTED TO DATE
                                       OF

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the European Real Estate Portfolio. Jan Willem de Geus no longer serves as Portfolio Manager to the European Real Estate Portfolio. Theodore R. Bigman and Daniel A. Policy now share primary responsibility for managing the assets of the European Real Estate Portfolio. Accordingly, the paragraph "EUROPEAN REAL ESTATE PORTFOLIO" on page 24 is hereby deleted and replaced with the following:

        EUROPEAN REAL ESTATE PORTFOLIO -- THEODORE R. BIGMAN AND DANIEL A. POLICY. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of the Adviser and Morgan Stanley. He has primary responsibility for managing the Adviser's global real estate securities business. Prior to joining the Adviser, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Daniel A. Policy joined the Adviser in 1995 as a Research Analyst in New York and moved to the Adviser's Amsterdam office in 1997 to establish and support the European Real Estate Portfolio. Mr. Policy graduated from the University of Notre Dame in 1992 with a B.B.A. in Accounting, and received his J.D. from the University of California, Hastings College of Law in 1995. Messrs. Bigman and Policy have shared primary responsibility for managing the Portfolio's assets since January 1999.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE